Shareholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Shareholders' Equity

12. Shareholders’ Equity

Capital structure

Following the completion of our IPO as discussed in Note 1, there have been no changes in our capital structure. As of June 30, 2020, we have outstanding 365,899,235 Class A ordinary shares and 241,207,425 Class B ordinary shares.

In addition, we have in issue 50,000 Class R redeemable shares, which do not entitle the holder to voting or dividend rights. The purpose of the Class R redeemable shares was to ensure Royalty Pharma Limited had sufficient sterling denominated share capital at the time it was re-registered as a public limited company to Royalty Pharma plc, as required by the U.K. Companies Act. The Class R redeemable shares may be redeemed at the Company’s option in the future. Any such redemption would be at the nominal value of £1 each.

RP Holdings Class B Interests are exchangeable on a one-for-one basis for our Class A ordinary shares pursuant to an Exchange Agreement entered into by us, RP Holdings, the Continuing Investors Partnerships, RPI International Partners 2019, LP and EPA Holdings that governs the exchange of RP Holdings Class B Interests held by the Continuing International Investors Partnership for Class A ordinary shares. Each such exchange also results in the re-designation of the same number of our Class B ordinary share as a deferred share. As of June 30, 2020, we have outstanding deferred shares of 294,175,555.

Non-controlling interests

In the prior year periods, the only non-controlling interest related to RPSFT for which the related movements are presented in the historical statements of changes in shareholders’ equity. The net change in the balance of our four non-controlling interests for the three and six months ended June 30, 2020 is as follows.

(in thousands)	RPSFT	Legacy Investors Partnerships	Continuing Investors Partnership (1)	EPA Holdings	Total
March 31, 2020	$31,563	$1,971,212	$—	$—	$2,002,775
Contributions	—	6,691	—	—	6,691
Distributions	(25,270)	(99,581)	—	—	(124,851)
Net income prior to IPO	17,225	89,962	—	—	107,187
Effect of exchange by Continuing Investors of Class B shares for Class A shares and reallocation of historical equity	—	(750)	2,433,848	—	2,433,098
Issuance of Class A shares sold in initial public offering, net of offering costs	—	—	758,590	—	758,590
Net income subsequent to IPO	3,400	17,755	31,560	—	52,715
Other comprehensive income:
Change in unrealized movement on available for sale debt securities	—	1,222	402	—	1,624

June 30, 2020	$26,918	$1,986,511	$3,224,400	$—	$5,237,829

(1)	Related to the Continuing Investors Partnerships’ ownership of approximately 40% in RP Holdings through their ownership of the RP Holdings Class B Interests.

(in thousands)	RPSFT	Legacy Investors Partnerships	Continuing Investors Partnership (1)	EPA Holdings	Total
December 31, 2019	$35,883	$—	$—	$—	$35,883
Contributions	—	1,140,319	—	—	1,140,319
Transfer of interests	—	1,037,161	—	—	1,037,161
Distributions	(54,516)	(321,760)	—	—	(376,276)
Net income prior to IPO	42,151	102,892	—	—	145,043
Effect of exchange by Continuing Investors of Class B shares for Class A shares and reallocation of historical equity	—	(750)	2,433,848	—	2,433,098
Issuance of Class A shares sold in initial public offering, net of offering costs	—	—	758,590	—	758,590
Net income subsequent to IPO	3,400	17,755	31,560	—	52,715
Other comprehensive income:
Change in unrealized movement on available for sale debt securities	—	10,894	402	—	11,296

June 30, 2020	$26,918	$1,986,511	$3,224,400	$—	$5,237,829

(1)	Related to the Continuing Investors Partnerships’ ownership of approximately 40% in RP Holdings through their ownership of the RP Holdings Class B Interests.

2020 Independent Director Equity Incentive Plan

In June 2020, our 2020 Independent Director Equity Incentive Plan (“2020 Equity Incentive Plan”) was approved and became effective on June 15, 2020. Under the 2020 Equity Incentive Plan, 800,000 shares of our Class A ordinary shares have been reserved for future issuance.

Restricted Stock Units Activity

In connection with the IPO, we granted a total of 71,430 fully-vested shares with a grant date fair value of $50.90 per share under the provisions of our 2020 Equity Incentive Plan to two directors in recognition of their extensive past services to the Old RPI board and continued service on our board. Additionally, we granted a total of approximately 39,000 RSUs to independent directors that will vest in the second quarter of 2021. Compensation expense is amortized on a straight-line basis over the requisite service period.

There were no share based awards in periods prior to the IPO.

Share based compensation

We recognized share based compensation of approximately $3.7 million which is recorded as part of the General and administrative expenses in the condensed consolidated statement of comprehensive income for the three and six months ended June 30, 2020.

There was no share based compensation in periods prior to the IPO.

14. Equity

As of December 31, 2019 and 2018, the Trust had 36,705,936 units outstanding.

(a)    Subscriptions

The first issue of units took place on August 10, 2011. At the absolute discretion of RP Ireland, additional units may be issued at the net asset value per unit, as defined in the trust deed and in accordance with the provisions of the trust deed of the Trust.

(b)    Redemptions

To the extent that there is surplus cash available, RP Ireland may, in its sole discretion, permit redemptions of units to be effected on a valuation day, as defined in the trust deed. Unitholders will be given at least ten business days’ notice of any valuation day upon which redemptions of units will be offered. The offer will be made to all unitholders on a pro rata basis based on the number of units held by such unitholders. Units will be redeemed at the net asset value per unit on the relevant valuation day. Subject to the foregoing, RP Ireland may refuse to accept any request for redemption of units.

(c)    Distribution policy

Distributions may be made by the Trust at the sole discretion of RP Ireland. The nature of the assets acquired by Royalty Pharma is such that they provide cash flow on a quarterly, semi-annual or annual basis.

Distributions to unitholders for the years ended December 31, 2019, 2018, and 2017 totaled $739.3 million, $814.4 million, and $735.2 million, respectively.